Segment information (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Chile [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	6.00%	10.00%	20.00%
Colombia [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	78.00%	76.00%	67.00%
Brazil [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	2.00%	3.00%	9.00%
Argentina [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	7.00%	8.00%	4.00%
Peru [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	7.00%	3.00%	0.00%